Property and Equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, net
4. Property and Equipment, net

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2025	2024	2023
Computers and software	$—	$—	$26
Office furniture and equipment	—	—	15
Laboratory equipment	—	—	215
Leasehold improvements	—	—	57

Total property and equipment, at cost	—	—	313
Less: Accumulated depreciation and amortization	—	—	(278)

Property and equipment, net	$—	$—	$35

Depreciation expense

during the years ended December 31, 2025, 2024, and 2023 was zero
, less than $
0.1
 million, and $
0.1
 million, respectively. During each of the years ended December 31, 2025 and 2024, the Company received proceeds of less than $
0.1
 million from the sale of property and equipment. During the year ended December 31, 2023, the Company received proceeds of $
0.3
 million from the sale of property and equipment.